Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net Income	$ 1,954,949	$ 5,810,740	$ 3,791,162	$ 2,384,896
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Stock Compensation Expense	4,472	12,676	(2,580)
Net Cash Provided By Operating Activities	11,295,340	12,200,781	20,361,942
Investing Activities:
Decrease In Loans Receivable	28,481,291	17,578,222	28,739,400
Net Cash Provided By Investing Activities	25,472,963	24,645,287	17,269,471
Financing Activities:
Repayment Of Warrant Issued In Conjunction With Preferred Stock	0	0	(50,000)
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(440,000)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,080)	(942,082)
Net Cash Used By Financing Activities	(38,195,725)	(34,283,137)	(37,905,592)
Net Increase (Decrease) In Cash	(1,427,422)	2,562,931	(274,179)
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,629,771	7,903,950
Cash And Cash Equivalents At End Of Year	7,903,950	10,192,702	7,629,771	7,903,950
Parent Company [Member]
Operating Activities:
Net Income	1,954,949	5,810,740	3,791,162
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,229,630)	(3,779,212)	(2,558,986)
Stock Compensation Expense	4,472	12,676	(2,580)
(Increase) Decrease In Accounts Receivable And Other Assets	56,203	(49)	(15,248)
Increase (Decrease) In Accounts Payable	(122,707)	270	132
Net Cash Provided By Operating Activities	(336,713)	2,044,425	1,214,480
Financing Activities:
Dividends Paid To Shareholders-Preferred Stock	(330,000)	(440,000)	(440,000)
Dividends Paid To Shareholders-Common Stock	(706,560)	(942,080)	(942,082)
Net Cash Used By Financing Activities	(1,036,560)	(1,382,080)	(1,432,082)
Net Increase (Decrease) In Cash	(1,373,273)	662,345	(217,602)
Cash And Cash Equivalents At Beginning Of Year	5,471,308	3,880,433	4,098,035
Cash And Cash Equivalents At End Of Year	$ 4,098,035	$ 4,542,778	$ 3,880,433	$ 4,098,035